December 31, 2017

• Pacific Select
Separate Account of
Pacific Life Insurance Company

Annual Report

TABLE OF CONTENTS

PACIFIC SELECT SEPARATE ACCOUNT

Schedule of Investments	1
Financial Statements:
Statements of Assets and Liabilities	2
Statements of Operations	3
Statements of Changes in Net Assets	4
Financial Highlights	6
Notes to Financial Statements	8
Report of Independent Registered Public Accounting Firm	11

The 2017 Annual Report for all underlying investment options may be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC SELECT SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

Variable Accounts	Underlying Portfolios	Shares	Cost	Value
	Pacific Select Fund
High Yield Bond	High Yield Bond Class I *	45,948	$288,382	$369,711
Inflation Managed	Inflation Managed Class I *	66,621	736,205	702,917
Managed Bond	Managed Bond Class I *	72,490	826,673	926,281
Equity Index	Equity Index Class I *	29,733	840,330	1,869,906
Growth	Growth Class I *	13,710	189,422	387,403
Main Street® Core	Main Street Core Class I *	8,071	180,458	312,328
Small-Cap Index	Small-Cap Index Class I *	46,616	470,745	1,093,146
Emerging Markets	Emerging Markets Class I *	28,871	437,377	537,285
International Value	International Value Class I *	47,289	555,056	608,796
	Fidelity® Variable Insurance Products Funds
Fidelity VIP Government Money Market Service Class	Fidelity VIP Government Money Market Service Class	95,752	95,752	95,752

* The variable account did not receive any dividend or capital gain distributions from its underlying portfolio during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	Variable Accounts
	High Yield	Inflation	Managed	Equity		Main Street
	Bond	Managed	Bond	Index	Growth	Core
ASSETS
Investments in mutual funds, at value	$369,711	$702,917	$926,281	$1,869,906	$387,403	$312,328
Receivables:
Due from Pacific Life Insurance Company	—	—	—	7	—	—
Total Assets	369,711	702,917	926,281	1,869,913	387,403	312,328
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	266	208	544	—	322	380
Mortality and expense risk fees	205	388	512	1,035	215	174
Total Liabilities	471	596	1,056	1,035	537	554
NET ASSETS	$369,240	$702,321	$925,225	$1,868,878	$386,866	$311,774
Units Outstanding	5,850	13,716	15,630	19,278	4,296	3,155
Accumulation Unit Value	$63.12	$51.20	$59.20	$96.94	$90.04	$98.81
Cost of Investments	$288,382	$736,205	$826,673	$840,330	$189,422	$180,458

				Fidelity VIP
				Government
	Small-Cap	Emerging	International	Money Market
	Index	Markets	Value	Service Class
ASSETS
Investments in mutual funds, at value	$1,093,146	$537,285	$608,796	$95,752
Receivables:
Due from Pacific Life Insurance Company	—	—	142	5
Total Assets	1,093,146	537,285	608,938	95,757
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	928	164	—	—
Investments purchased	—	—	—	10
Mortality and expense risk fees	606	291	334	53
Total Liabilities	1,534	455	334	63
NET ASSETS	$1,091,612	$536,830	$608,604	$95,694
Units Outstanding	38,682	12,692	20,174	9,766
Accumulation Unit Value	$28.22	$42.30	$30.17	$9.80
Cost of Investments	$470,745	$437,377	$555,056	$95,752

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2017

	Variable Accounts
	High Yield	Inflation	Managed	Equity		Main Street
	Bond	Managed	Bond	Index	Growth	Core
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk fees	2,536	4,843	6,749	11,885	2,442	2,102
Net Investment Income (Loss)	(2,536)	(4,843)	(6,749)	(11,885)	(2,442)	(2,102)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	3,532	(1,553)	14,229	15,412	3,334	11,079
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	3,532	(1,553)	14,229	15,412	3,334	11,079
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	23,550	26,645	31,228	317,088	90,898	36,201
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,546	$20,249	$38,708	$320,615	$91,790	$45,178

				Fidelity VIP
				Government
	Small-Cap	Emerging	International	Money Market
	Index	Markets	Value	Service Class
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$552
EXPENSES
Mortality and expense risk fees	7,093	3,348	3,915	671
Net Investment Income (Loss)	(7,093)	(3,348)	(3,915)	(119)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	13,731	2,008	(7,645)	—
Capital gain distributions (1)	—	—	—	—
Realized Gain (Loss) on Investments	13,731	2,008	(7,645)	—
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	122,213	136,500	116,319	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$128,851	$135,160	$104,759	$(119)

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	High Yield Bond		Inflation Managed		Managed Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(2,536)	$(2,375)	$(4,843)	$(4,776)	(6,749)	$(6,823)
Realized gain (loss) on investments	3,532	3,079	(1,553)	(3,388)	14,229	2,910
Change in net unrealized appreciation (depreciation) on investments	23,550	45,582	26,645	37,420	31,228	24,401
Net Increase (Decrease) in Net Assets Resulting from Operations	24,546	46,286	20,249	29,256	38,708	20,488
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	2	—	—	—	5
Transfers between variable and fixed accounts, net	(1,119)	(17,054)	12,239	(581)	(74,116)	21,359
Policy maintenance charges	(4,090)	(4,048)	(4,557)	(4,722)	(6,667)	(7,846)
Policy benefits and terminations	(7,154)	(5,395)	—	(6,396)	—	—
Policy loans and loan repayments	1,587	467	(3,642)	(6,439)	(8,301)	(5,850)
Other	(41)	(132)	(33)	(128)	(66)	(56)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(10,817)	(26,160)	4,007	(18,266)	(89,150)	7,612
NET INCREASE (DECREASE) IN NET ASSETS	13,729	20,126	24,256	10,990	(50,442)	28,100
NET ASSETS
Beginning of Year	355,511	335,385	678,065	667,075	975,667	947,567
End of Year	$369,240	$355,511	$702,321	$678,065	$925,225	$975,667

	Developing Growth (1)	Equity Index		Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(31)	$(11,885)	$(10,253)	$(2,442)	$(2,054)
Realized gain (loss) on investments	(549)	15,412	21,986	3,334	3,680
Change in net unrealized appreciation (depreciation) on investments	645	317,088	142,338	90,898	2,443
Net Increase (Decrease) in Net Assets Resulting from Operations	65	320,615	154,071	91,790	4,069
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	1	—	—	5
Transfers between variable and fixed accounts, net	(32)	(2,263)	3,745	(2,688)	953
Policy maintenance charges	(13)	(6,924)	(6,412)	(1,615)	(1,473)
Policy benefits and terminations	(6,942)	—	(25,314)	—	(6,197)
Policy loans and loan repayments	(367)	2,378	(6,286)	(48)	4,289
Other	1	(524)	(201)	(147)	77
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(7,353)	(7,332)	(34,468)	(4,498)	(2,346)
NET INCREASE (DECREASE) IN NET ASSETS	(7,288)	313,283	119,603	87,292	1,723
NET ASSETS
Beginning of Year or Period	7,288	1,555,595	1,435,992	299,574	297,851
End of Year or Period	$—	$1,868,878	$1,555,595	$386,866	$299,574

(1) All units were fully redeemed or transferred prior to December 31, 2016 (see Financial Highlights for date of full redemption).

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Main Street Core		Small-Cap Index		Emerging Markets
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(2,102)	$(1,929)	(7,093)	$(5,988)	$(3,348)	$(2,757)
Realized gain (loss) on investments	11,079	13,295	13,731	13,150	2,008	765
Change in net unrealized appreciation (depreciation) on investments	36,201	18,160	122,213	156,070	136,500	24,350
Net Increase (Decrease) in Net Assets Resulting from Operations	45,178	29,526	128,851	163,232	135,160	22,358
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	5	1	4	—	—
Transfers between variable and fixed accounts, net	(13,498)	3,179	(1,346)	(1,983)	8,070	(6,604)
Policy maintenance charges	(2,414)	(2,403)	(7,591)	(6,814)	(2,107)	(1,899)
Policy benefits and terminations	—	(14,083)	(7,786)	(15,854)	—	(3,636)
Policy loans and loan repayments	(3,435)	136	(265)	(1,786)	(887)	(2,980)
Other	(95)	(54)	(258)	(304)	(137)	(17)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(19,442)	(13,220)	(17,245)	(26,737)	4,939	(15,136)
NET INCREASE (DECREASE) IN NET ASSETS	25,736	16,306	111,606	136,495	140,099	7,222
NET ASSETS
Beginning of Year	286,038	269,732	980,006	843,511	396,731	389,509
End of Year	$311,774	$286,038	$1,091,612	$980,006	$536,830	$396,731

			Fidelity VIP Government
	International Value		Money Market Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(3,915)	$(3,437)	$(119)	$(705)
Realized gain (loss) on investments	(7,645)	(30,185)	—	—
Change in net unrealized appreciation (depreciation) on investments	116,319	44,547	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	104,759	10,925	(119)	(705)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	5	—	—
Transfers between variable and fixed accounts, net	(2,226)	(5,563)	2,145	(62,958)
Policy maintenance charges	(2,491)	(2,478)	(1,145)	(1,488)
Policy benefits and terminations	—	(19,431)	(1,060)	—
Policy loans and loan repayments	987	421	(9)	(3,348)
Other	(55)	(22)	(2)	1
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,785)	(27,068)	(71)	(67,793)
NET INCREASE (DECREASE) IN NET ASSETS	100,974	(16,143)	(190)	(68,498)
NET ASSETS
Beginning of Year	507,630	523,773	95,884	164,382
End of Year	$608,604	$507,630	$95,694	$95,884

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
High Yield Bond
2017	$63.12	5,850	$369,240	0.00%	0.70%	7.00%
2016	58.99	6,027	355,511	0.00%	0.70%	14.56%
2015	51.49	6,514	335,385	0.00%	0.70%	(5.30)%
2014	54.37	7,645	415,682	0.00%	0.70%	(0.33)%
2013	54.55	7,605	414,842	0.00%	0.70%	6.50%
Inflation Managed
2017	$51.20	13,716	$702,321	0.00%	0.70%	2.96%
2016	49.73	13,635	678,065	0.00%	0.70%	4.39%
2015	47.64	14,002	667,075	0.00%	0.70%	(3.74)%
2014	49.49	13,213	653,909	0.00%	0.70%	2.39%
2013	48.33	14,139	683,395	0.00%	0.70%	(9.55)%
Managed Bond
2017	$59.20	15,630	$925,225	0.00%	0.70%	3.99%
2016	56.93	17,139	975,667	0.00%	0.70%	2.16%
2015	55.72	17,005	947,567	0.00%	0.70%	(0.14)%
2014	55.80	16,394	914,802	0.00%	0.70%	3.70%
2013	53.81	18,556	998,467	0.00%	0.70%	(2.89)%
Developing Growth
2017 (4)
01/01/2016 - 09/07/2016 (4)	$16.69	—	$—	0.00%	0.70%	1.52%
2015	16.44	443	7,288	0.00%	0.70%	(8.99)%
2014	18.06	1,813	32,749	0.00%	0.70%	(0.33)%
2013	18.12	1,107	20,058	0.00%	0.70%	32.94%
Equity Index
2017	$96.94	19,278	$1,868,878	0.00%	0.70%	20.64%
2016	80.36	19,358	1,555,595	0.00%	0.70%	10.83%
2015	72.51	19,805	1,435,992	0.00%	0.70%	0.43%
2014	72.19	20,525	1,481,778	0.00%	0.70%	12.59%
2013	64.12	20,105	1,289,094	0.00%	0.70%	31.00%
Growth
2017	$90.04	4,296	$386,866	0.00%	0.70%	30.73%
2016	68.88	4,349	299,574	0.00%	0.70%	1.50%
2015	67.86	4,389	297,851	0.00%	0.70%	6.71%
2014	63.59	4,696	298,650	0.00%	0.70%	8.12%
2013	58.82	4,718	277,527	0.00%	0.70%	33.27%
Main Street Core
2017	$98.81	3,155	$311,774	0.00%	0.70%	16.27%
2016	84.99	3,366	286,038	0.00%	0.70%	11.05%
2015	76.53	3,524	269,732	0.00%	0.70%	2.63%
2014	74.57	3,211	239,420	0.00%	0.70%	10.04%
2013	67.76	3,471	235,203	0.00%	0.70%	30.85%
Small-Cap Index
2017	$28.22	38,682	$1,091,612	0.00%	0.70%	13.27%
2016	24.91	39,335	980,006	0.00%	0.70%	19.82%
2015	20.79	40,568	843,511	0.00%	0.70%	(5.59)%
2014	22.02	41,333	910,287	0.00%	0.70%	3.66%
2013	21.25	41,602	883,869	0.00%	0.70%	37.31%
Emerging Markets
2017	$42.30	12,692	$536,830	0.00%	0.70%	33.58%
2016	31.66	12,529	396,731	0.00%	0.70%	5.72%
2015	29.95	13,005	389,509	0.00%	0.70%	(14.65)%
2014	35.09	13,645	478,800	0.00%	0.70%	(5.66)%
2013	37.19	13,967	519,478	0.00%	0.70%	7.99%
International Value
2017	$30.17	20,174	$608,604	0.00%	0.70%	20.73%
2016	24.99	20,314	507,630	0.00%	0.70%	2.26%
2015	24.44	21,434	523,773	0.00%	0.70%	(3.31)%
2014	25.27	21,454	542,250	0.00%	0.70%	(11.17)%
2013	28.45	22,097	628,721	0.00%	0.70%	20.83%

See Notes to Financial Statements	See explanation of references on page 7

PACIFIC SELECT SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Account		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Fidelity VIP Government Money Market Service Class
2017	$9.80	9,766	$95,694	0.57%	0.70%	(0.12)%
2016	9.81	9,773	95,884	0.10%	0.70%	(0.59)%
2015	9.87	16,655	164,382	0.01%	0.70%	(0.69)%
04/30/2014 - 12/31/2014	9.94	22,468	223,282	0.01%	0.70%	(0.46)%

(1)  The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios exclude those expenses, such as mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts, either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(2)  The expense ratios represent annualized policy fees and expenses of the Separate Account divided by the average daily net assets for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements). The expense ratios for periods of less than one full year are annualized.

(3)  Total returns reflect changes in unit values of the underlying portfolios and deductions for M&E fees assessed through the daily AUV calculation. These charges are assessed at an annual rate of 0.70% of the average daily net assets of each variable account as discussed in Note 4 in Notes to the Financial Statements. Total returns do not include deductions at the separate account or policy level for any cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(4)  There has been no activity in the Developing Growth Variable Account since September 7, 2016.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of December 31, 2017, the Fund investment options are Pacific Select Fund (See Note 4) and Fidelity Variable Insurance Products Funds. The Variable Accounts which have not commenced operations are not presented in this annual report.

Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of Pacific Life.

The Separate Account funds modified single premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements  in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.  Dividend and capital gain distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the federal income tax return of Pacific Life, which is taxed as a life insurance  company under the provisions of the Internal Revenue Code. Under the current tax law, no federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year ended December 31, 2017.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for the mortality and expense risks Pacific Life assumes at an annual rate of 0.70% of the average daily net assets of each Variable Account and result in a direct reduction in unit values. The mortality and expense risk fees are included in the accompanying Statements of Operations. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than predicted, resulting in Pacific Life paying an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies will exceed the amounts realized from the fees and charges assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations, and cost of insurance are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before  amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, any other taxes that might be imposed, and to compensate Pacific Life for certain costs or lost investment opportunities resulting from amortization and  delayed recognition of certain policy expenses for federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

The assets of certain Variable Accounts invest in Class I or Class D shares of the corresponding Portfolios of Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for class I shares and a class-specific 12b-1 distribution and service fee for class D shares to Pacific Select Distributors, LLC. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in Note 6 in the Notes to Financial Statements of PSF, which are provided separately. For the year ended December 31, 2017, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 1.00%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio. There was no investment by this Separate Account in Class D shares of PSF during the year ended December 31, 2017.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2017 were as follows:

Variable Accounts	Purchases	Sales
High Yield Bond	$2,899	$16,209
Inflation Managed	15,323	16,126
Managed Bond	8,073	103,954
Equity Index	8,963	29,036
Growth	—	6,754
Main Street Core	1,834	23,280
Small-Cap Index	$4,906	$28,948
Emerging Markets	11,284	9,488
International Value	4,188	11,789
Fidelity VIP Government Money Market Service Class	4,805	4,997

7. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 — Quoted prices (unadjusted) in active markets for identical holdings

Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 — Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2017, the Variable Accounts’ holdings as presented in the Schedule of Investments on page 1 of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2017 and 2016 were as follows:

	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
High Yield Bond	149	(326)	(177)	7	(494)	(487)
Inflation Managed	245	(164)	81	32	(399)	(367)
Managed Bond	108	(1,617)	(1,509)	397	(263)	134
Developing Growth				—	(443)	(443)
Equity Index	271	(351)	(80)	51	(498)	(447)
Growth	—	(53)	(53)	75	(115)	(40)
Main Street Core	4	(215)	(211)	129	(287)	(158)
Small-Cap Index	502	(1,155)	(653)	44	(1,277)	(1,233)
Emerging Markets	268	(105)	163	—	(476)	(476)
International Value	450	(590)	(140)	57	(1,177)	(1,120)
Fidelity VIP Government Money Market Service Class	467	(474)	(7)	308	(7,190)	(6,882)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life Insurance Company:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Pacific Select Separate Account of Pacific Life Insurance Company (the “Separate Account”) comprising High Yield Bond, Inflation Managed, Managed Bond, Developing Growth, Equity Index, Growth, Main Street® Core, Small-Cap Index, Emerging Markets, International Value, and Fidelity® VIP Government Money Market Service Class Variable Accounts (collectively, the “Variable Accounts”) including the schedule of investments, as of December 31, 2017, the related statements of operations for the year then ended, the statements of changes in net assets for each of the periods presented, the financial highlights for each of the periods presented, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Variable Accounts constituting the Pacific Select Separate Account of Pacific Life Insurance Company as of December 31, 2017, and the results of their operations for the year then ended, the changes in their net assets for each of the periods presented, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

February 23, 2018

We have served as the auditor of one or more affiliated investment companies of Pacific Select Separate Account of Pacific Life Insurance Company since 1988.

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2030

Omaha, Nebraska 68103-2030

Form No. 15-21492-19